Share-Based Compensation (Details) - Schedule of summary of share options activities - Share-Based Payment Arrangement, Option [Member] - Amended 2015 Plan [Member] - USD ($)
$ / shares in Units, $ in Thousands
12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020
Share-Based Compensation (Details) - Schedule of summary of share options activities [Line Items]
Number of share options outstanding at end of period (in Shares)	343,088,045	391,887,307	393,844,018
Weighted average exercise price outstanding at end of period	$ 0.06	$ 0.05	$ 0.05
Weighted average grant date fair value outstanding at end of period	$ 0.04	$ 0.04	$ 0.13
Aggregate intrinsic value outstanding at end of period (in Dollars)	$ 1,375	$ 31,356	$ 53,966
Weighted average remaining contractual term outstanding at end of period			7 years 9 months 18 days
Number of share options granted (in Shares)		115,241,400	93,574,240
Weighted average exercise price granted		$ 0.04	$ 0.05
Weighted average grant date fair value granted		$ 0.05	$ 0.1
Number of share options outstanding cancelled (in Shares)	(343,088,045)
Weighted average exercise price Cancelled	$ 0.06
Weighted average grant date fair value Cancelled	$ 0.04
Number of share options forfeited (in Shares)		(82,902,302)	(29,876,751)
Weighted average exercise price forfeited		$ 0.03	$ 0.11
Weighted average grant date fair value forfeited		$ 0.05	$ 0.11
Number of share options exercised (in Shares)		(81,138,360)	(65,654,200)
Weighted average exercise price exercised		$ 0.02	$ 0.01
Weighted average grant date fair value exercised		$ 0.05	$ 0.13
Number of share options outstanding at end of period (in Shares)		343,088,045	391,887,307
Weighted average exercise price outstanding at end of period		$ 0.06	$ 0.05
Weighted average grant date fair value outstanding at end of period		$ 0.04	$ 0.04
Aggregate intrinsic value outstanding at end of period (in Dollars)		$ 1,375	$ 31,356
Weighted average remaining contractual term outstanding at end of period		5 years 6 months 29 days	7 years 6 months 25 days